Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Revenue Disaggregation
•	Revenue by category on December 31, 2022:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total

Aircraft	1,540.6	26.0	1,244.4	—	31.1	2,842.1
Long-term contracts – aircraft	—	312.4	—	—	—	312.4
Others	3.3	6.5	—	1.4	0.8	12.0
Service	—	94.6	—	838.2	—	932.8
Spare Parts	—	8.1	—	427.2	5.8	441.1

Total	1,543.9	447.6	1,244.4	1,266.8	37.7	4,540.4

	North America	Latin America	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,150.8	20.2	—	114.5	474.3	82.3	2,842.1
Long-term contracts – aircraft	—	—	—	163.2	148.9	0.3	312.4
Others	1.4	—	—	8.9	1.7	—	12.0
Service	428.8	24.6	81.2	158.4	193.6	46.2	932.8
Spare Parts	276.7	8.2	19.7	60.2	65.9	10.4	441.1

Total	2,857.7	53.0	100.9	505.2	884.4	139.2	4,540.4

•	Revenue by category on December 31, 2021:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total

Aircraft	1,313.2	148.8	1,098.7	—	17.5	2,578.2
Long-term contracts – aircraft	—	320.6	—	—	—	320.6
Others	3.2	23.2	31.4	8.7	1.4	67.9
Service	—	87.9	—	795.6	—	883.5
Spare Parts	—	13.9	—	327.9	5.2	347.0

Total	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2

	North America	Latin America	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	1,525.3	4.1	102.8	79.5	731.2	135.3	2,578.2
Long-term contracts – aircraft	—	—	—	202.4	117.5	0.7	320.6
Others	30.2	0.4	3.7	22.9	9.8	0.9	67.9
Service	417.8	20.9	72.9	129.7	203.3	38.9	883.5
Spare Parts	194.9	12.4	30.2	44.1	54.9	10.5	347.0

Total	2,168.2	37.8	209.6	478.6	1,116.7	186.3	4,197.2

•	Revenue by category on December 31, 2020:

	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total

Aircraft	1,103.7	239.5	1,015.3	—	7.7	2,366.2
Long-term contracts – aircraft	—	296.9	—	—	—	296.9
Others	10.7	19.9	56.2	4.9	1.1	92.8
Service	—	73.7	—	712.7	—	786.4
Spare Parts	—	23.9	—	202.4	2.5	228.8

Total	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1

	North America	Latin America	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	1,962.7	49.7	77.1	6.9	237.7	32.1	2,366.2
Long-term contracts - aircraft	—	0.3	0.1	230.9	64.9	0.7	296.9
Others	61.0	0.4	8.6	13.3	5.0	4.5	92.8
Service	385.6	22.4	56.4	91.9	198.7	31.4	786.4
Spare Parts	123.2	3.2	19.4	40.0	37.7	5.3	228.8

Total	2,532.5	76.0	161.6	383.0	544.0	74.0	3,771.1

Summary of Contract balances, including contract costs
b) Contract balances, including contract costs

	12.31.2022	12.31.2021
Contract assets	506.1	582.3

Current portion	505.4	582.3
Non-current portion	0.7	—

	12.31.2022	12.31.2021
Advances from customers - Aircraft and Defense long-term contracts	1,748.8	1,312.4
Deferred revenue - Parts and services	215.2	200.9

Contract liabilities	1,964.0	1,513.3

Current portion	1,469.0	1,204.6
Non-current portion	495.0	308.7